INCOME TAXES (Details 2) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 114,569	$ 111,556	$ 81,311
Less: Valuation allowance	(114,569)	(111,556)	(81,311)
Deferred tax assets, net	$ 0	$ 0	$ 0